Short-Term Investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amount	$ 129,182,053	$ 470,641
Annual Interest Rate	46.00%
Pufa CunZhen Bank [Member]
Purchase Date	Oct. 16, 2018
Term	Six Months
Amount	$ 728,525
Annual Interest Rate	1.30%
Pufa CunZhen Bank One [Member]
Purchase Date	Oct. 17, 2018
Term	Six Months
Amount	$ 6,993,840
Annual Interest Rate	1.69%
Changan Bank [Member]
Purchase Date	Nov. 09, 2018
Term	Six Months
Amount	$ 30,160,935
Annual Interest Rate	1.77%
Changan Bank one [Member]
Purchase Date	Nov. 09, 2018
Term	Six Months
Amount	$ 5,828,200
Annual Interest Rate	1.77%
Changan Bank two [Member]
Purchase Date	Nov. 12, 2018
Term	Twelve Months
Amount	$ 29,141,000
Annual Interest Rate	2.03%
Changan Bank three [Member]
Purchase Date	Nov. 13, 2018
Term	Six Months
Amount	$ 29,141,000
Annual Interest Rate	1.77%
Changan Bank four [Member]
Purchase Date	Nov. 14, 2018
Term	Six Months
Amount	$ 14,570,500
Annual Interest Rate	1.77%
Changan Bank five [Member]
Purchase Date	Nov. 14, 2018
Term	Six Months
Amount	$ 12,618,053
Annual Interest Rate	1.77%